BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 19, 2023	Sep. 19, 2023	Nov. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
BusinessDescriptionAndBasisOfPresentationLineItems [Line Items]
Accumulated deficit				$ 140,968,401		$ 139,441,785		$ 139,441,785	$ 127,499,785	$ 140,968,401	$ 139,441,785		$ 139,441,785	$ 127,499,785
Working capital deficiency				$ 18,077,790		$ 15,996,856		15,996,856	$ 18,228,253	18,077,790	$ 15,996,856		$ 15,996,856	18,228,253
Proceeds from issuance of debt																$ 11,756,563	$ 14,545,805
Proceeds from short term debt			$ 635,000											853,030
Debt conversion converted instrument amount														$ 2,962,386
Conversion of convertible securities											97,811		97,811	36,897
Gross proceeds from issuance of common stock											$ 125,227		$ 125,227	$ 123,347
Proceeds from Issuance of Common Stock											125,221		$ 125,227	$ 119,285
Placement fee percentage														3.00%
Preferred stock, par value						$ 0.001			$ 0.001				$ 0.001	$ 0.001
Net proceeds issuance costs											1,732,532		$ 1,732,532	$ 2,825,000
Stock issued during period, value
Preferred Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineItems [Line Items]
Preferred stock, par value				$ 0.001		$ 0.001				$ 0.001			$ 0.001
Series B Preferred Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineItems [Line Items]
Preferred stock, shares issued	220	220		360		385			180	360			385	180
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock convertible purchase price	$ 9,091	$ 9,091
Gross proceeds		$ 2,000,000
Net proceeds issuance costs	$ 1,900,000	$ 1,900,000
Stock issued during period					486,474		1,431,181					2,867,448
Series B Preferred Stock [Member] | Preferred Stock [Member]
BusinessDescriptionAndBasisOfPresentationLineItems [Line Items]
Stock issued during period				0		220		55	110	0	220		220
Stock issued during period, value				$ 0				$ 420,000	$ 925,000	$ 0	$ 1,732,532		$ 1,732,532
Economic Injury Disaster Loan [Member]
BusinessDescriptionAndBasisOfPresentationLineItems [Line Items]
Proceeds from issuance of debt															$ 499,900